UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment [  ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Kuehl Shepherd Kozlowski & Associates,Inc.
      823 East Main Street, 14th Floor
      Richmond, Virginia 23219



Form 13F File Number:  28-13642

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Julie Waitman
Title: Vice President
Phone: 804-648-5008

Signature, Place, and Date of Signing:


  Julie Waitman            Richmond, VA                 2/7/2012
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   none
                                                  -----------------------

Form 13F Information Table Entry Total:               37
                                                  -----------------------

Form 13F Information Table Value Total:             150134 (X1000)
 (x1000)
                                                  -----------------------


List of Other Included Managers:

                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS  SOLE  SHARED NONE


-------------------------------------------------------------------------------------------------------------------------------
Altria Inc                        COM     02209S103     1277         43063SH             SOLE            NONE   31475        11588
Apple, Inc.                       COM     037833100      396           977SH             SOLE            NONE     725          252
AT&T Inc.                         COM     00206R102      252          8325SH             SOLE            NONE    7886          439
Bank of America Corp              COM     060505104       66         11945SH             SOLE            NONE    6281         5664
BB&T Corporation                  COM      54937107      227          9022SH             SOLE            NONE    3051         5971
Bristol-Meyers Squibb Co          COM     110122108      246          6982SH             SOLE            NONE    6156          826
Capital One Financial             COM     14040H105      359          8493SH             SOLE            NONE    1490         7003
CarMax Group                      COM     143130102     2107         69135SH             SOLE            NONE   60251         8884
Chevron                           COM     166764100      214          2007SH             SOLE            NONE    1707          300
Coca Cola                         COM     191216100      241          3443SH             SOLE            NONE    1681         1762
Cohen & Steers Global REIT ETF    ETF     00162Q106     3930        120598SH             SOLE            NONE   70947        49651
Community Bankers Tr Cp           COM     203612106       18         15957SH             SOLE            NONE       0        15957
Dominion Resources, Inc           COM     25746U109      907         17084SH             SOLE            NONE    9606         7478
ExxonMobil                        COM     30231G102     1695         19998SH             SOLE            NONE   15193         4805
General Electric Company          COM     369604103      578         32255SH             SOLE            NONE   16278        15977
Honeywell Incorporated            COM     438516106      298          5484SH             SOLE            NONE    5484            0
IBM                               COM     459200101      250          1362SH             SOLE            NONE     912          450
Intel Corp                        COM     458140100      273         11255SH             SOLE            NONE    7139         4116
iShares S&P 500                   COM     464287200    12139         96369SH             SOLE            NONE   47189        49180
iShares S&P Midcap 400            COM     464287507     3485         39777SH             SOLE            NONE   21756        18021
Johnson & Johnson                 COM     478160104      322          4906SH             SOLE            NONE    2145         2761
Kraft Foods Inc                   COM     50075N104      365          9763SH             SOLE            NONE    8382         1381
Lakeland Bancorp                  COM      51637100       96         11161SH             SOLE            NONE   11161            0
Lincoln National Corp.            COM     534187109      289         14882SH             SOLE            NONE   14882            0
Maximus, Inc.                     COM     577933104      469         11352SH             SOLE            NONE       0        11352
Pepsico                           COM     713448108      245          3696SH             SOLE            NONE    2228         1468
Philip Morris Intl Inc            COM     718172109     2794         35064SH             SOLE            NONE   30264         5340
Polaris Industries  Inc           COM     731068102      681         12162SH             SOLE            NONE    3400         8762
Proctor & Gamble                  COM     742718109      467          7002SH             SOLE            NONE    5233         1769
SPDR Trst Ut Series DJ Glbl REIT  ETF     78463X749     1841         52778SH             SOLE            NONE   29497        23281
SPDR Trust Unit Series S&P 500    ETF     78462F103      673          5358SH             SOLE            NONE    2258         3100
Vanguard Intl Equity Index        ETF     922042775     5403        136268SH             SOLE            NONE   66131        70137
Vanguard Mega Cap 300             ETF     921910873    42585        990202SH             SOLE            NONE  588497       401705
Vanguard Mid Cap                  ETF     922908629    10660        148182SH             SOLE            NONE   91501        56681
Vanguard Small Cap Value          ETF     922908611      235          3744SH             SOLE            NONE     221         3523
Vanguard Total Bond Mkt ETF       ETF     921937835    45423        543728SH             SOLE            NONE  312113       231615
Vanguard Total Stock Mkt          ETF     922908769     8628        134190SH             SOLE            NONE   73995        60195


                                             TOTAL $150134

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